Segment reporting - Concentration Risk (Details) - Gross Premiums Written	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue, Major Customer [Line Items]
Concentration risk, percentage	100.00%	100.00%	100.00%
Contract Concentration Risk
Revenue, Major Customer [Line Items]
Concentration risk, percentage	100.00%	100.00%	100.00%
Contract Concentration Risk | Largest contract
Revenue, Major Customer [Line Items]
Concentration risk, percentage		14.40%	15.50%
Contract Concentration Risk | Second largest contract
Revenue, Major Customer [Line Items]
Concentration risk, percentage			10.70%
Contract Concentration Risk | Total for contracts contributing greater than 10% each
Revenue, Major Customer [Line Items]
Concentration risk, percentage	0.00%	14.40%	26.20%
Contract Concentration Risk | Total for contracts contributing less than 10% each
Revenue, Major Customer [Line Items]
Concentration risk, percentage	100.00%	85.60%	73.80%